Related party transactions - Directors remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	£ 9	£ 10	£ 10
Annual incentive plan	13	0	10
Non-Executive Directors' fees	1	1	1
Post employment benefits	1	2	3
Directors
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	2	2	2
Annual incentive plan	4	0	2
Non-Executive Directors' fees	1	1	1
Share option exercises	0	0	2
Shares vesting	1	11	13
Post employment benefits	0	1	1
Directors remuneration	£ 8	£ 15	£ 21